Note 2 - Summary of Significant Accounting Policies - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts as of beginning of period	$ 3,237	$ 1,794	$ 1,794	$ 0
Bad debt expense	80	1,736	1,736	1,794	$ 0
Write-offs			0	0
Foreign exchange and other			(293)	0
Allowance for doubtful accounts as of end of period	$ 3,317	$ 3,530	$ 3,237	$ 1,794	$ 0